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                                                                       1933 Act
                                                                    Rule 497(j)

January 2, 2009                                                       VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: PHL Variable Accumulation Account II
    PHL Variable Insurance Company
    Registration Nos. 333-147565 and 811-22146

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on December 30, 2008.

If you have any questions concerning this filing, please call the undersigned at 860/403-5878.

Very truly yours,

/s/ Lois L. McGuire
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Lois L. McGuire
Director
Phoenix Life Insurance Company